Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Parenthetical) (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Cash flows arising from settlement of VTB credit facilities	₽ 5,000	₽ 5,000	₽ 5,000